Derivative Financial Instruments designated to Hedge Accounting	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Derivative financial instruments designated to hedge accounting
30. Derivative financial instruments designated to hedge accounting

Pagseguro Group trades derivative financial instruments (SWAPs and NDFs) to manage its overall exposures (foreign currency, inflation index and interest rate).

i)     Cash flow hedge

In December 2024, PagSeguro Group entered in a EU€100 million borrowing agreement with a maturity of one-year from the execution date and the payment was made with a single instalment in December 2025 as mentioned in note 22.

In January 2025 and December 2025, the PagSeguro Group entered in borrowings agreements of EU€150 million with prefixed rate of 4.08% and EU€110 million with prefixed rate of 3.15%, respectively, with a maturity of one-year from the execution date and the payments will be made with a single instalment as the due date as mentioned in note 22. In both operations, the Company contracted into a swaps, with the specific objective to protect said borrowings from fluctuations arising from exchange variation, changing both the risk of exchange and prefixed rates to CDI, since the Company's strategy is to control all its financial assets and liabilities through the CDI. All the amounts are covered with the derivatives and the same due date is applied. The Company does not have any reclassified amount to P&L from OCI in the year end December, 31, 2025.

In December 2025, PagSeguro Group contracted a Non-deliverable forward (“NDF”) with the specific objective to protect some of the POS acquisitions from fluctuation arising from exchange variation, changing the risk from dollars to reais BRL.

Below is the composition of the derivative financial instrument’s portfolio by type of instrument, asset value, liability value and fair value, financial instrument and MTM registered in OCI:

December 31, 2025
Risk factor	Liabilities (i)	Financial instruments (ii)	Fair value	MTM

Swap of currency EU€ 110M	(647,386)	(8,266)	(4,384)	(3,882)
Swap of currency EU€ 150M	(992,375)	(30,285)	(26,437)	(3,848)
NDF of currency USD	(213,324)	4,464	—	4,464

December 31, 2024
Risk factor	Liabilities (i)	Financial instruments (ii)	Fair value	MTM

Swap of currency EUR	(644,960)	2,437	7,024	(4,587)
Swap of currency USD	(253,098)	55,467	47,760	7,707

(i) The amounts include taxes that were presented in taxes and contributions.

(ii) In the balance sheet the amounts presented in derivative financial instruments include others financial instruments not-designated to hedge accounting.

ii)     Fair value hedge

The PagSeguro Group issued certificates of deposits with fixed interest rates. For these certificates of deposits, the Group entered into swaps with the specific objective of protecting said deposits from fluctuations arising from inflation and high interest rates, exchange them for CDI rates. All the amounts, which include principal and interest, are covered and the same due dates are applied. Below is the composition of the derivative financial instrument portfolio by type of instrument, liability value and fair value, financial instrument and MTM registered in profit and loss.

	December 31, 2025
	Asset (Liability)	Financial instruments (i)	Fair value	MTM
Payroll loans	302,060	4	(5,773)	5,777
Fixed rated CDB	(9,449,998)	(36,690)	(59,291)	22,601

	December 31, 2024
	Asset (Liability)	Financial instruments (i)	Fair value	MTM
Payroll loans	697,913	2,025	(694)	2,719
Fixed rated CDB	(9,887,820)	(57,453)	(29,178)	(28,275)

(i) In the balance sheet the amounts presented in derivative financial instruments include others financial instruments not-designated to hedge accounting.

The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks, additionally, as the main financial assets and financial liabilities of the Group are measured by CDI, the PagSeguro Group’s strategy is to change any other risk factors to CDI. The PagSeguro Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors. The Group performs the hedging account effectiveness as each reporting date test and for the year ended December 31, 2025 and 2024, these tests were effective.